Fundamental Investors®
Investment portfolio
March 31, 2023
unaudited

Common stocks 96.16% Information technology 20.56%	Shares	Value (000)
Microsoft Corp.	18,693,983	$5,389,475
Broadcom, Inc.	7,503,145	4,813,568
Applied Materials, Inc.	12,586,518	1,546,002
Apple, Inc.	7,612,742	1,255,341
Salesforce, Inc.[1]	5,275,163	1,053,872
TE Connectivity, Ltd.	7,114,471	933,063
ASML Holding NV	1,248,528	853,113
ASML Holding NV (New York registered) (ADR)	34,283	23,337
Taiwan Semiconductor Manufacturing Company, Ltd.	23,210,000	411,185
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4,169,991	387,893
Motorola Solutions, Inc.	2,639,662	755,287
Micron Technology, Inc.	12,051,079	727,162
Arista Networks, Inc.[1]	3,436,300	576,817
Wolfspeed, Inc.[1,2]	7,204,533	467,934
STMicroelectronics NV	7,375,752	394,574
SK hynix, Inc.	5,691,000	392,513
KLA Corp.	881,544	351,886
Ceridian HCM Holding, Inc.[1]	4,215,057	308,626
SAP SE	1,933,818	243,269
Shopify, Inc., Class A, subordinate voting shares[1]	4,867,190	233,333
HubSpot, Inc.[1]	466,000	199,798
ServiceNow, Inc.[1]	402,053	186,842
MicroStrategy, Inc., Class A1,3	510,069	149,103
Capgemini SE	743,000	138,203
Advanced Micro Devices, Inc.[1]	1,296,599	127,080
MongoDB, Inc., Class A1	461,300	107,538
NetApp, Inc.	1,494,303	95,411
Keyence Corp.	194,400	95,308
CDW Corp.	450,000	87,701
NVIDIA Corp.	292,000	81,109
DocuSign, Inc.[1]	1,366,166	79,647
Adobe, Inc.[1]	161,399	62,198
EPAM Systems, Inc.[1]	148,020	44,258
RingCentral, Inc., Class A1	1,014,475	31,114
Samsung Electronics Co., Ltd.	488,800	24,239
Intel Corp.	49,742	1,625
		22,629,424
Health care 13.74%
UnitedHealth Group, Inc.	4,193,795	1,981,946
Centene Corp.[1]	23,476,484	1,483,949
Novo Nordisk A/S, Class B	7,800,010	1,237,804
Thermo Fisher Scientific, Inc.	2,091,270	1,205,345
Eli Lilly and Company	3,283,274	1,127,542
AstraZeneca PLC	7,926,818	1,100,244
AstraZeneca PLC (ADR)	154,792	10,744
Fundamental Investors — Page 1 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	19,608,016	$800,007
Regeneron Pharmaceuticals, Inc.[1]	763,780	627,575
Seagen, Inc.[1]	3,025,850	612,644
Alnylam Pharmaceuticals, Inc.[1]	2,570,302	514,883
Abbott Laboratories	4,860,208	492,145
Molina Healthcare, Inc.[1]	1,205,913	322,570
Agilon Health, Inc.[1]	13,028,000	309,415
Vertex Pharmaceuticals, Inc.[1]	941,133	296,523
Edwards Lifesciences Corp.[1]	3,429,225	283,700
Bristol-Myers Squibb Company	3,775,146	261,655
Danaher Corp.	957,191	241,250
ResMed, Inc.	1,063,977	233,000
Humana, Inc.	469,500	227,923
Gilead Sciences, Inc.	2,707,349	224,629
Elevance Health, Inc.	478,003	219,791
The Cigna Group	800,000	204,424
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	22,731,576	201,174
Zoetis, Inc., Class A	1,114,550	185,506
Exact Sciences Corp.[1]	1,746,763	118,448
Rede D’Or Sao Luiz SA	23,367,000	97,922
NovoCure, Ltd.[1]	1,554,961	93,515
AbbVie, Inc.	538,897	85,884
GE HealthCare Technologies, Inc.[1]	837,600	68,708
BeiGene, Ltd. (ADR)[1,3]	292,068	62,949
Align Technology, Inc.[1]	187,000	62,484
Mettler-Toledo International, Inc.[1]	37,455	57,314
Karuna Therapeutics, Inc.[1]	178,799	32,477
CVS Health Corp.	284,906	21,171
Guardant Health, Inc.[1]	282,958	6,633
Horizon Therapeutics PLC[1]	24,800	2,707
		15,116,600
Financials 10.76%
Mastercard, Inc., Class A	2,250,381	817,811
Apollo Asset Management, Inc.	12,515,772	790,496
JPMorgan Chase & Co.	5,883,948	766,737
Aon PLC, Class A	2,233,794	704,293
Visa, Inc., Class A	3,074,811	693,247
Blackstone, Inc., nonvoting shares	7,414,531	651,292
KKR & Co., Inc.	11,807,376	620,123
Fiserv, Inc.[1]	4,629,000	523,216
HDFC Bank, Ltd.	23,807,000	468,046
Marsh & McLennan Companies, Inc.	2,464,775	410,508
Discover Financial Services	3,978,860	393,271
Goldman Sachs Group, Inc.	1,185,914	387,924
S&P Global, Inc.	882,768	304,352
Arch Capital Group, Ltd.[1]	4,000,000	271,480
OneMain Holdings, Inc.[2]	6,876,634	254,986
Arthur J. Gallagher & Co.	1,285,362	245,903
Blue Owl Capital, Inc., Class A	22,034,001	244,137
Wells Fargo & Company	6,236,467	233,119
Chubb, Ltd.	1,084,624	210,612
Progressive Corp.	1,386,114	198,298
Synchrony Financial	6,679,847	194,250
Intercontinental Exchange, Inc.	1,489,744	155,365
Fundamental Investors — Page 2 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
MSCI, Inc.	268,400	$150,221
Ares Management Corp., Class A	1,715,153	143,112
BlackRock, Inc.	212,450	142,155
W. R. Berkley Corp.	2,200,000	136,972
Citizens Financial Group, Inc.	4,440,528	134,859
Edenred SA	2,190,964	129,632
Kotak Mahindra Bank, Ltd.	6,087,000	128,441
Block, Inc., Class A1	1,855,000	127,346
Fidelity National Information Services, Inc.	2,208,844	120,007
Capital One Financial Corp.	1,210,185	116,371
RenaissanceRe Holdings, Ltd.	560,000	112,190
London Stock Exchange Group PLC	1,110,776	107,950
China Merchants Bank Co., Ltd., Class H	21,135,000	107,686
CME Group, Inc., Class A	505,414	96,797
Brookfield Asset Management, Ltd., Class A	2,302,633	75,342
Toronto-Dominion Bank (CAD denominated)	1,249,690	74,852
AIA Group, Ltd.	7,048,400	74,060
Focus Financial Partners, Inc., Class A1	1,335,000	69,247
Brookfield Corp., Class A	2,000,000	65,180
Moody’s Corp.	197,608	60,472
Canadian Imperial Bank of Commerce (CAD denominated)	1,037,171	43,981
Charles Schwab Corp.	780,000	40,856
Checkout Payments Group, Ltd., Series D1,4,5	159,760	17,395
Société Générale	699,890	15,798
Morgan Stanley	98,500	8,648
		11,839,036
Industrials 10.64%
TransDigm Group, Inc.	2,212,181	1,630,488
Carrier Global Corp.	19,324,870	884,113
Boeing Company[1]	3,592,700	763,197
Caterpillar, Inc.	3,030,771	693,562
CSX Corp.	19,089,343	571,535
Regal Rexnord Corp.[2]	3,971,000	558,839
United Rentals, Inc.	1,410,557	558,242
ITT, Inc.[2]	5,564,000	480,173
Airbus SE, non-registered shares	3,404,440	456,080
Quanta Services, Inc.	2,693,000	448,762
Northrop Grumman Corp.	766,401	353,863
Schneider Electric SE	1,971,587	329,588
General Electric Co.	3,369,328	322,108
TFI International, Inc. (CAD denominated)	2,546,544	303,871
Equifax, Inc.	1,340,417	271,890
Waste Connections, Inc.	1,834,233	255,087
Rockwell Automation	793,381	232,818
Deere & Company	500,000	206,440
United Airlines Holdings, Inc.[1]	4,663,918	206,378
Paychex, Inc.	1,615,675	185,140
Raytheon Technologies Corp.	1,512,701	148,139
Axon Enterprise, Inc.[1]	643,086	144,598
Huntington Ingalls Industries, Inc.	669,100	138,517
LIXIL Corp.	8,167,300	134,690
Norfolk Southern Corp.	635,260	134,675
Sandvik AB	6,000,000	127,508
ABB, Ltd.	3,244,463	111,259
Fundamental Investors — Page 3 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Dun & Bradstreet Holdings, Inc.	9,417,714	$110,564
Lockheed Martin Corp.	225,000	106,364
Safran SA	714,648	106,129
United Parcel Service, Inc., Class B	530,598	102,931
Lifco AB, Class B	4,358,648	93,841
AMETEK, Inc.	601,953	87,482
L3Harris Technologies, Inc.	443,300	86,993
DSV A/S	400,000	77,207
Honeywell International, Inc.	394,989	75,490
IMCD NV	400,000	65,466
Concentrix Corp.	413,904	50,310
Lincoln Electric Holdings, Inc.	261,729	44,258
SS&C Technologies Holdings, Inc.	503,000	28,404
Crane Holdings, Co.	97,502	11,067
Genpact, Ltd.	208,237	9,625
		11,707,691
Consumer staples 10.16%
Philip Morris International, Inc.	27,251,492	2,650,208
Dollar Tree Stores, Inc.[1]	10,072,107	1,445,851
British American Tobacco PLC	38,586,299	1,352,247
British American Tobacco PLC (ADR)	2,485,818	87,302
Nestlé SA	5,473,653	668,206
Keurig Dr Pepper, Inc.	17,265,500	609,127
Performance Food Group Co.[1,2]	10,015,922	604,361
Altria Group, Inc.	12,874,869	574,477
Target Corp.	2,955,000	489,437
Dollar General Corp.	2,277,750	479,375
Bunge, Ltd.	3,934,431	375,817
Mondelez International, Inc.	5,000,000	348,600
Monster Beverage Corp.[1]	5,439,854	293,806
Constellation Brands, Inc., Class A	1,054,993	238,312
Anheuser-Busch InBev SA/NV	2,909,572	194,015
Procter & Gamble Company	1,088,929	161,913
Reckitt Benckiser Group PLC (ADR)[3]	9,920,942	153,512
Imperial Brands PLC	5,382,898	123,791
Church & Dwight Co., Inc.	1,224,664	108,272
General Mills, Inc.	923,309	78,906
Archer Daniels Midland Company	933,839	74,390
Kraft Heinz Company	1,810,177	70,000
		11,181,925
Consumer discretionary 9.50%
Amazon.com, Inc.[1]	9,479,087	979,095
Booking Holdings, Inc.[1]	345,900	917,469
Home Depot, Inc.	3,062,280	903,740
Restaurant Brands International, Inc.	13,035,674	875,215
D.R. Horton, Inc.	6,642,000	648,857
Coupang, Inc., Class A1	37,273,395	596,374
Evolution AB	4,359,174	584,901
YUM! Brands, Inc.	3,712,331	490,325
LVMH Moët Hennessy-Louis Vuitton SE	319,900	293,175
Toll Brothers, Inc.	4,704,717	282,424
NIKE, Inc., Class B	2,218,966	272,134
adidas AG	1,491,838	263,401
Fundamental Investors — Page 4 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Flutter Entertainment PLC[1]	1,442,013	$262,274
Industria de Diseño Textil, SA	7,077,625	237,687
Galaxy Entertainment Group, Ltd.[1]	34,454,000	229,037
MercadoLibre, Inc.[1]	170,292	224,455
Adient PLC[1,2]	4,867,532	199,374
Kering SA	302,049	197,134
Lennar Corp., Class A	1,836,600	193,045
Entain PLC	11,632,000	181,028
B&M European Value Retail SA	29,746,458	177,477
Chipotle Mexican Grill, Inc.[1]	100,600	171,854
Tractor Supply Co.	710,218	166,930
Darden Restaurants, Inc.	1,049,085	162,776
Amadeus IT Group SA, Class A, non-registered shares[1]	2,359,010	157,951
Caesars Entertainment, Inc.[1]	2,223,300	108,519
Five Below, Inc.[1]	518,411	106,777
Trainline PLC[1,2]	31,244,000	95,538
Norwegian Cruise Line Holdings, Ltd.[1]	6,900,000	92,805
Hilton Worldwide Holdings, Inc.	640,041	90,163
Floor & Decor Holdings, Inc., Class A1	796,855	78,267
TJX Companies, Inc.	812,425	63,662
Lear Corp.	333,172	46,474
Domino’s Pizza, Inc.	140,000	46,182
General Motors Company	934,498	34,277
Burlington Stores, Inc.[1]	62,033	12,537
Mattel, Inc.[1]	511,723	9,421
		10,452,754
Communication services 7.05%
Alphabet, Inc., Class C1	24,146,293	2,511,215
Alphabet, Inc., Class A1	4,205,721	436,259
Meta Platforms, Inc., Class A1	9,242,721	1,958,902
Netflix, Inc.[1]	2,633,579	909,849
Comcast Corp., Class A	23,630,715	895,840
Publicis Groupe SA	4,886,000	381,722
ZoomInfo Technologies, Inc.[1]	8,837,400	218,372
Charter Communications, Inc., Class A1	475,102	169,901
Take-Two Interactive Software, Inc.[1]	1,258,940	150,192
Activision Blizzard, Inc.	868,540	74,338
Warner Music Group Corp., Class A	1,112,000	37,108
Vodafone Group PLC (ADR)	892,900	9,858
		7,753,556
Materials 5.60%
Mosaic Co.[2]	20,556,908	943,151
Linde PLC	1,806,354	642,050
Wheaton Precious Metals Corp.	11,498,000	553,744
Grupo México, SAB de CV, Series B	110,430,100	522,919
Corteva, Inc.	8,302,000	500,694
Vale SA, ordinary nominative shares	23,717,000	375,704
Vale SA (ADR), ordinary nominative shares	4,158,839	65,627
First Quantum Minerals, Ltd.	18,030,000	414,497
Crown Holdings, Inc.	4,332,008	358,300
Freeport-McMoRan, Inc.	5,500,000	225,005
Barrick Gold Corp.	11,839,000	219,850
Glencore PLC	34,185,000	196,636
Fundamental Investors — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC	2,875,000	$194,853
Royal Gold, Inc.	1,417,000	183,799
Steel Dynamics, Inc.	1,461,656	165,255
Albemarle Corp.	657,379	145,307
Franco-Nevada Corp.	807,000	117,709
Nutrien, Ltd. (CAD denominated)	1,354,298	100,017
Celanese Corp.	690,615	75,201
Lundin Mining Corp.	10,415,000	70,743
CCL Industries, Inc., Class B, nonvoting shares	1,157,433	57,499
Sherwin-Williams Company	149,580	33,621
		6,162,181
Energy 4.64%
Canadian Natural Resources, Ltd. (CAD denominated)	21,809,951	1,206,930
ConocoPhillips	6,051,613	600,381
Exxon Mobil Corp.	4,757,654	521,724
TC Energy Corp. (CAD denominated)[3]	11,756,152	457,285
HF Sinclair Corp.	6,884,800	333,087
Cenovus Energy, Inc. (CAD denominated)	17,878,000	311,922
Baker Hughes Co., Class A	9,500,000	274,170
Chesapeake Energy Corp.	3,500,000	266,140
Pioneer Natural Resources Company	1,169,183	238,794
Range Resources Corp.	8,692,598	230,093
EOG Resources, Inc.	1,779,122	203,941
Schlumberger NV	3,458,000	169,788
EQT Corp.	3,955,000	126,204
Chevron Corp.	437,304	71,350
Equitrans Midstream Corp.	12,205,288	70,547
TotalEnergies SE	386,408	22,799
		5,105,155
Utilities 2.42%
AES Corp.	32,215,998	775,761
FirstEnergy Corp.	12,650,000	506,759
Constellation Energy Corp.	3,920,463	307,757
PG&E Corp.[1]	17,387,227	281,152
CenterPoint Energy, Inc.	8,257,540	243,267
Edison International	3,200,977	225,957
CMS Energy Corp.	2,094,607	128,567
Brookfield Infrastructure Partners, LP	3,250,000	109,824
Evergy, Inc.	1,299,136	79,403
		2,658,447
Real estate 1.09%
VICI Properties, Inc. REIT	11,285,535	368,134
Equinix, Inc. REIT	450,174	324,593
Crown Castle, Inc. REIT	2,373,768	317,705
Welltower, Inc. REIT	2,621,867	187,962
		1,198,394
Total common stocks (cost: $70,196,082,000)		105,805,163
Fundamental Investors — Page 6 of 10

unaudited
Convertible stocks 0.05% Utilities 0.05%	Shares	Value (000)
AES Corp., convertible preferred units, 6.875% 2/15/2024	640,442	$57,326
Total convertible stocks (cost: $64,044,000)		57,326
Short-term securities 3.71% Money market investments 3.48%
Capital Group Central Cash Fund 4.86%[2,6]	38,230,650	3,823,065
Money market investments purchased with collateral from securities on loan 0.23%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[6,7]	114,620,232	114,620
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[6,7]	114,543,686	114,544
Capital Group Central Cash Fund 4.86%[2,6,7]	271,565	27,157
		256,321
Total short-term securities (cost: $4,079,156,000)		4,079,386
Total investment securities 99.92% (cost: $74,339,282,000)		109,941,875
Other assets less liabilities 0.08%		92,143
Net assets 100.00%		$110,034,018
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Common stocks 3.28%
Information technology 0.43%
Wolfspeed, Inc.[1]	$432,695	$70,077	$—	$—	$(34,838)	$467,934	$—
Financials 0.23%
OneMain Holdings, Inc.	229,061	—	—	—	25,925	254,986	6,877
Industrials 0.94%
Regal Rexnord Corp.	438,453	41,741	—	—	78,645	558,839	1,390
ITT, Inc.	451,240	—	—	—	28,933	480,173	1,614
						1,039,012
Consumer staples 0.55%
Performance Food Group Co.[1]	264,075	327,941	—	—	12,345	604,361	—
Consumer discretionary 0.27%
Adient PLC[1]	168,855	—	—	—	30,519	199,374	—
Trainline PLC[1]	100,746	3,240	—	—	(8,448)	95,538	—
						294,912
Materials 0.86%
Mosaic Co.	688,847	236,473	—	—	17,831	943,151	9,133
Utilities 0.00%
AES Corp.[8]	1,024,783	—	85,753	(5,909)	(157,360)	—	5,911
Total common stocks						3,604,356
Fundamental Investors — Page 7 of 10

unaudited
Investments in affiliates2 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024[8]	$65,331	$—	$—	$—	$(8,005)	$—	$1,101
Short-term securities 3.50%
Money market investments 3.48%
Capital Group Central Cash Fund 4.86%[6]	4,506,752	4,359,891	5,044,027	794	(345)	3,823,065	49,126
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.86%[6,7]	35,156		7,999 [9]			27,157	— [10]
Total short-term securities						3,850,222
Total 6.78%				$(5,115)	$(14,798)	$7,454,578	$75,152
Restricted security5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D1,4	1/11/2022	$49,613	$17,395	.02%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $273,668,000, which represented .25% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,395,000, which represented .02% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 3/31/2023.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2023. Refer to the investment portfolio for the security value at 3/31/2023.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,077,020	$2,552,404	$—	$22,629,424
Health care	12,778,552	2,338,048	—	15,116,600
Financials	10,790,028	1,031,613	17,395	11,839,036
Industrials	10,205,923	1,501,768	—	11,707,691
Consumer staples	8,843,666	2,338,259	—	11,181,925
Consumer discretionary	7,773,151	2,679,603	—	10,452,754
Communication services	7,371,834	381,722	—	7,753,556
Materials	5,770,692	391,489	—	6,162,181
Energy	5,082,356	22,799	—	5,105,155
Utilities	2,658,447	—	—	2,658,447
Real estate	1,198,394	—	—	1,198,394
Convertible stocks	57,326	—	—	57,326
Short-term securities	4,079,386	—	—	4,079,386
Total	$96,686,775	$13,237,705	$17,395	$109,941,875

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-010-0523O-S89777
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